Leases	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Leases
9 - Leases
The Company’s lease obligations primarily consist of operating leases for property, IT and automobiles with lease terms expiring between calendar years 2024 and 2044. The Company’s lease agreements do not contain residual value guarantees, material variable payment provisions or material restrictive covenants.
The Company did not have material finance or short-term leases and did not incur any material variable lease expenses for all periods presented. For the fiscal years ended March 31, 2024, 2023, and 2022, operating lease expense was $33.7 million, $34.3 million, and $40.0 million, respectively. For the fiscal year ended March 31, 2023, the Company recognized a loss on early termination of certain operating leases of $4.4 million. No material gains or losses were recognized on lease terminations in other periods presented.
Supplemental disclosures of cash flow information related to operating leases are as follows:

	As of March 31,
(in millions)	2024	2023	2022
Cash flows used for operating leases	$(35)	$(47)	$(42)
Operating lease right-of-use assets obtained in exchange for lease obligations	$28	$16	$3
The Company’s weighted average remaining lease term and discount rate for operating leases are as follows:

	As of March 31,
	2024	2023	2022
Weighted average discount rate	2.85%	2.58%	2.42%
Weighted average remaining lease term (in years)	14.24	15.21	15.20
Maturity of total operating lease liabilities as of March 31, 2024 is as follows (in millions):

Fiscal Year	Total
2025	$33
2026	29
2027	23
2028	20
2029	15
Thereafter	141
Total minimum lease payments	261
Less imputed interest	(40)
Total operating lease liabilities	221
Less: current portion of operating lease liabilities	27
Non-current portion of operating lease liabilities	$194
As of March 31, 2024, the Company had one lease signed but not yet commenced, with a lease value of approximately $15 million and a lease term expiring in 2036. Subsequent to March 31, 2024, the Company renewed two of the leases for its global headquarters with an approximate value of $19 million.